Note 12 - Commitments, Contingencies and Guarantees	12 Months Ended
Jan. 31, 2012
Commitments Contingencies and Guarantees [Text Block]
Note 12 - Commitments, Contingencies and Guarantees

Commitments

To facilitate a better understanding of our commitments, the following information is provided in respect of our operating and capital lease obligations:

Years Ended January 31,	Operating Leases	Capital Leases	Total
2013	3,351	62	3,413
2014	2,412	62	2,474
2015	2,024	31	2,055
2016	1,548	-	1,548
2017	801	-	801
Thereafter	1,045	-	1,045
	11,181	155	11,336

Lease Obligations

We are committed under non-cancelable operating leases for business premises, computer equipment and vehicles with terms expiring at various dates through 2020. We are also committed under non-cancelable capital leases for computer equipment expiring at various dates through 2015. The future minimum amounts payable under these lease agreements are outlined in the table above. Rental expense from operating leases was $3.6 million for the year ended January 31, 2012 (January 31, 2011 - $3.1 million; January 31, 2010 - $1.5 million).

Other Obligations

Income Taxes

We believe that it is reasonably possible that the gross unrecognized tax benefit as of January 31, 2012 could increase tax expense in the next 12 months by $4.9 million primarily relating to the underlying uncertain tax positions, relating primarily to the tax years becoming statute barred for purpose of future tax examinations by local taxing jurisdictions and the expiration of competent authority relief.

Deferred Share Unit and Restricted Share Unit Plans

As described in Note 15 to these consolidated financial statements, we maintain deferred share unit (“DSU”) and restricted share unit (“RSU”) plans for our directors and employees. Any payments made pursuant to these plans are settled in cash. As DSUs are fully vested upon issuance, the DSU liability recorded on our consolidated balance sheets is calculated as the total number of DSUs outstanding at the consolidated balance sheet date multiplied by the closing price of our common shares on the TSX at the consolidated balance sheet date. For RSUs, the units vest over time and the liability recognized at any given consolidated balance sheet date reflects only those units vested at that date that have not yet been settled in cash. As such, we had an unrecognized aggregate liability for the unvested RSUs of $1.9 million for which no liability was recorded on our consolidated balance sheet at January 31, 2012, in accordance with ASC Topic 718 “Compensation – Stock Compensation”. The ultimate liability for any payment of DSUs and RSUs is dependent on the trading price of our common shares.

Contingencies

We are subject to a variety of other claims and suits that arise from time to time in the ordinary course of our business. The consequences of these matters are not presently determinable but, in the opinion of management after consulting with legal counsel, the ultimate aggregate liability is not currently expected to have a material effect on our annual results of operations or financial position.

Product Warranties

In the normal course of operations, we provide our customers with product warranties relating to the performance of our hardware, software and network services. To date, we have not encountered material costs as a result of such obligations and have not accrued any liabilities related to such obligations on our consolidated financial statements.

Guarantees

In the normal course of business we enter into a variety of agreements that may contain features that meet the definition of a guarantee under ASC Topic 460, “Guarantees” (“ASC Topic 460”). The following lists our significant guarantees:

Intellectual property indemnification obligations

We provide indemnifications of varying scope to our customers against claims of intellectual property infringement made by third parties arising from the use of our products. In the event of such a claim, we are generally obligated to defend our customers against the claim and we are liable to pay damages and costs assessed against our customers that are payable as part of a final judgment or settlement. These intellectual property infringement indemnification clauses are not generally subject to any dollar limits and remain in force for the term of our license agreement with our customer, which license terms are typically perpetual. To date, we have not encountered material costs as a result of such indemnifications.

Other indemnification agreements

In the normal course of operations, we enter into various agreements that provide general indemnifications. These indemnifications typically occur in connection with purchases and sales of assets, securities offerings or buy-backs, service contracts, administration of employee benefit plans, retention of officers and directors, membership agreements and leasing transactions. These indemnifications that we provide require us, in certain circumstances, to compensate the counterparties for various costs resulting from breaches of representations or obligations under such arrangements, or as a result of third party claims that may be suffered by the counterparty as a consequence of the transaction. We believe that the likelihood that we could incur significant liability under these obligations is remote. Historically, we have not made any significant payments under such indemnifications.

In evaluating estimated losses for the guarantees or indemnities described above, we consider such factors as the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. We are unable to make a reasonable estimate of the maximum potential amount payable under such guarantees or indemnities as many of these arrangements do not specify a maximum potential dollar exposure or time limitation. The amount also depends on the outcome of future events and conditions, which cannot be predicted. Given the foregoing, to date, we have not accrued any liability in our financial statements for the guarantees or indemnities described above.